PREFERRED STOCK (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock [Line Items]
Fair Value of Warrants	$ 41,809	$ 0
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Share Price		$ 1.10
Fair Value Assumptions, Expected Volatility Rate	20.00%	21.00%
Maximum [Member]
Preferred Stock [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	1.65%
Minimum [Member]
Preferred Stock [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	1.38%
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock Shares Designated	10,000,000
Warrants to Purchase of Common Stock	218,165
Fair Value of Warrants	$ 41,809
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Preferred Stock, Dividend Rate, Percentage	9.50%
Conversion of Stock, Shares Converted	3,600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Share Price	$ 1.00
Series A Preferred Stock [Member] | Maximum [Member]
Preferred Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20
Fair Value Assumptions, Expected Volatility Rate	20.40%
Fair Value Assumptions, Risk Free Interest Rate	1.52%
Series A Preferred Stock [Member] | Minimum [Member]
Preferred Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.18
Fair Value Assumptions, Expected Volatility Rate	20.10%
Fair Value Assumptions, Risk Free Interest Rate	1.06%
Series A Preferred Stock [Member] | Conversion Of Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 1.00
Series A Preferred Stock [Member] | Original Issue Price [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 1.00
Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred Stock Shares Designated	500
Conditional Distribution Of Assets	100.00%
Preferred Stock, Shares Authorized	500
Preferred Stock, Par or Stated Value Per Share	$ 10,000
Preferred Stock, Dividend Rate, Percentage	9.50%
Series B Preferred Stock [Member] | Maximum [Member]
Preferred Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20
Series B Preferred Stock [Member] | Minimum [Member]
Preferred Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.18
Series B Preferred Stock [Member] | Conversion Of Stock [Member]
Preferred Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.75